Derivative financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Assets-Total	€ 131	€ 197
Liabilities-Total	(178)	(268)
Notional-Assets Total	11,823	11,616
Notional-Liabilities Total	12,600	10,323
Foreign exchange forward contracts
Fair value of financial instruments
Assets-Trading	59	73
Liabilities-Trading	(43)	(88)
Notional-Assets Trading	6,257	5,858
Notional-Liabilities Trading	5,315	7,002
Currency options bought
Fair value of financial instruments
Assets-Trading	1	12
Notional-Assets Trading	99	664
Currency options sold
Fair value of financial instruments
Liabilities-Trading		(4)
Notional-Liabilities Trading		163
Other derivatives
Fair value of financial instruments
Liabilities-Trading	(10)	(2)
Notional-Liabilities Trading	104	100
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	11	38
Liabilities-Hedging	(23)	(2)
Notional-Assets Hedging	2,562	3,491
Notional-Liabilities Hedging	4,050	773
Hedges on net investment in foreign subsidiaries | Currency options bought
Fair value of financial instruments
Assets-Hedging	1
Notional-Assets Hedging	235
Cash flow hedges | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	5	56
Liabilities-Hedging	(26)	(6)
Notional-Assets Hedging	619	1,305
Notional-Liabilities Hedging	787	465
Cash flow hedges | Currency options bought
Fair value of financial instruments
Assets-Hedging	9
Liabilities-Hedging	0
Notional-Assets Hedging	507
Notional-Liabilities Hedging	40
Cash flow hedges | Currency options sold
Fair value of financial instruments
Liabilities-Hedging	0
Notional-Liabilities Hedging	15
Fair value hedges | Foreign exchange forward contracts
Fair value of financial instruments
Assets-Hedging	2	1
Liabilities-Hedging	(6)	(1)
Notional-Assets Hedging	218	165
Notional-Liabilities Hedging	543	79
Fair value hedges | Interest rate swaps
Fair value of financial instruments
Assets-Hedging	7
Notional-Assets Hedging	600
Fair value hedges | Firm commitments
Fair value of financial instruments
Assets-Hedging		17
Assets-Trading	14
Liabilities-Hedging	(1)	(24)
Notional-Assets Hedging	466	133
Notional-Liabilities Hedging	234	229
Cash flow and fair value hedges | Cross-currency interest rate swaps
Fair value of financial instruments
Assets-Hedging	22
Liabilities-Hedging	(69)	(141)
Notional-Assets Hedging	260
Notional-Liabilities Hedging	€ 1,512	€ 1,512